Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense	Income tax expense consisted of the following:

	Years Ended December 31
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current tax	855	1,447	747	123
Deferred tax	193	(776)	(323)	(53)

	1,048	671	424	70

Deferred Taxes

As of December 31, 2012 and 2013, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2012	2013	2013
	RMB	RMB	US$
Current deferred tax assets
Short-term deferred revenue	1,036	1,358	224
Less: valuation allowances	—	—	—

Current deferred tax assets	1,036	1,358	224

Non-current deferred tax assets
Net operating loss carry forwards	10,859	11,814	1,952
Less: valuation allowances	(10,859)	(11,814)	(1,952)

Non-current deferred tax assets	—	—	—

Reconciliation between Income Tax Expense (Benefit) and Actual Provision for Income Taxes

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	USD
PRC statutory income tax	25.0%	25.0%	25.0%

Computed expected income tax (benefit) expense	1,140	17,306	(3,336)	(551)
Expenses not deductible for tax purposes	258	3,961	2,668	441
Permanent differences	(381)	(19,406)	1,573	260
Tax exemption and tax relief granted to PRC subsidiaries	(369)	(640)	(310)	(51)
Other	401	(550)	(171)	(28)

Income tax expense	1,048	671	424	70

Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	RMB	US$
Balance at January 1, 2012	5,595	924
Additions based on tax position related to the current year	226	37

Balance at December 31, 2012	5,821	961

Additions based on tax position related to the current year	151	25

Balance at December 31, 2013	5,972	986